Revenue - Summary of Revenue (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Revenue [line items]
Total Revenue	€ 6,543	€ 6,237	[1]	€ 16,464	€ 10,121	[1]
Up-front payment amortization [member]
Revenue [line items]
Total Revenue	4,250	3,973		9,087	6,898
Collaboration income [member]
Revenue [line items]
Total Revenue	2,179	1,471		7,195	2,391
Revenue from contracts with customers [member]
Revenue [line items]
Total Revenue	6,429	5,444		16,282	9,289
Income from grants on research projects [member]
Revenue [line items]
Total Revenue	€ 114	€ 793		€ 182	€ 832

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.